Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment's
Property and equipment consist of the following:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Cost:
Warehouse equipment	2,513	2,669
Furniture, computer and office equipment	6,592	7,503
Vehicles	2,891	3,684
Leasehold improvement	10,056	10,209
Software	2,709	2,995

Total cost	24,761	27,060
Less: Accumulated depreciation	(16,375)	(19,281)

Property and equipment, net	8,386	7,779